INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 2,062,414	$ 2,042,672	$ 6,307,879	$ 6,173,013
Other Unconsolidated Affiliates
Schedule of Equity Method Investments [Line Items]
Purchases	44,688	41,595	120,587	116,820
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 24,795	$ 25,215	$ 81,446	$ 79,223